Property, plant and equipment - Right-of-use assets (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Noncurrent Assets or Disposal Groups Classified as Held for Sale [Line Items]
Property, plant and equipment (owned assets)	€ 20,402	€ 19,399
Right-of-use assets	10,310	9,100
Total property, plant and equipment	30,712	28,499	€ 37,992
Additions to right-of-use assets	4,656	3,103	€ 7,387
Depreciation, right-of-use assets	3,235	4,108
Aggregate continuing and discontinued operations
Noncurrent Assets or Disposal Groups Classified as Held for Sale [Line Items]
Additions to right-of-use assets	4,656	4,173
Discontinued Operations
Noncurrent Assets or Disposal Groups Classified as Held for Sale [Line Items]
Depreciation, right-of-use assets	€ 0	€ 1,091